Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Federal
Current
Deferred			(114,567)
State and local
Current
Deferred
Change in valuation allowance			114,567
Income tax provision	$ 76,848	$ 76,848